City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited)

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

CIFC CLO Opportunity Holdings Fund II LP	17.9%	$4,067,470	$4,859,687	*	*
(Purchased: 7/1/2017, 8/1/2017)

Alcentra Structured Credit Opportunity Fund II (2)	42.7	8,226,850	11,603,941	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014,
10/1/2014, 11/1/2014, and 5/1/2017)

Great Lakes III, LP	9.8	3,425,156	2,674,346	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013,
1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	26.7	6,803,643	7,265,026	**	**
(Purchased: 10/1/2016)
	97.1	22,523,119	26,403,000

Liquidating Position:

GoldenTree Partners LP (3)	2.1	200,575	562,959	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007,
2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Funds:	99.2	22,723,694	26,965,959

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 2.26% (4)	10.1	2,751,104	2,751,104

Total Investments	109.3%	$25,474,798	$29,717,063

(1) All investments are non-income producing.
(2) Holdings in the Clareant Structured Credit Opportunity Fund II merged with Alcentra Structured Credit Opportunity Fund II effective January 1, 2019.
(3) Remaining value represents side pocket interests.
(4) 7-day yield.

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 99.2% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited), Continued

Structured Credit

Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and other consumer and commercial loan and asset-backed securities (ABS). At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidation Positions

Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on the Fund by investment fund managers either at their sole discretion or for other reasons. Such reasons include the magnitude of redemptions requested, portfolio valuation issues and market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, June 30, 2019 (Unaudited), Continued

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at June 30, 2019:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs

Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$26,965,959
Short-Term Investment	2,751,104	-	-	2,751,104

Total Investments	$2,751,104	$-	$-	$29,717,063

^ The Alternative Investment Funds were valued using the practical expedient and have not been classified in the fair value hierarchy.

The following table presents additional information for investments measured using the NAV practical expedient:
Alternative Investment Funds	Fair Value at June 30, 2019	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Structured Credit – CLO	$4,859,687	$-	*	*
Structured Credit – CLO	14,278,287	-	Quarterly	90 days
Structured Credit – CLO	7,265,026	-	**	**
Liquidating Positions	562,959	-	***	***
Total	$26,965,959	$-

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.